Note 16 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense [text block]
(thousands of Canadian dollars)
	2023	2022

Income before income taxes	$57,645	$32,548
Income tax rate	27%	27%

Expected income tax provision	15,564	8,788

Tax rate differential	(569)	172
Unrecognized deferred tax asset	136	411
Other permanent differences	352	519

Income taxes	$15,483	$9,890

Disclosure of major components of income tax expense [text block]
(thousands of Canadian dollars)
	2023	2022

Current income taxes	$17,468	$9,199
Deferred income taxes	(1,985)	691
Income taxes	$15,483	$9,890

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2022	income	2023

Allowance for credit losses	$508	$158	$666
Loss carry forwards	-	1,625	1,625
Share issue and financing costs	909	(463)	446
Deposit commissions	(1,227)	(596)	(1,823)
Intangibles assets	(786)	188	(598)
Deferred loan fees	658	160	818
Other	1,280	913	2,193

Net deferred income tax assets	$1,342	$1,985	$3,327
(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2021	income	2022

Allowance for credit losses	$388	$120	$508
Loss carry forwards	338	(338)	-
Share issue and financing costs	1,373	(464)	909
Deposit commissions	(981)	(246)	(1,227)
Intangibles assets	(898)	112	(786)
Deferred loan fees	757	(99)	658
Other	1,056	224	1,280

Net deferred income tax assets	$2,033	$(691)	$1,342
(thousands of Canadian dollars)
	2023	2022

Deferred tax assets	$4,058	$2,128
Deferred tax liabilities	(731)	(786)
Net deferred income tax assets	$3,327	$1,342